UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $28,401
                                         (thousands)


List of Other Included Managers:   None


                                                     FORM 13F INFORMATION TABLE

                            TITLE OF                      VALUE     SHRS OR  SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS      SOLE    SHARED    NONE

AVALONBAY CMNTYS INC        COM              053484101   2,995       33,587  SH         Sole     None    33,587
CISCO SYS INC               COM              17275R102   2,778      119,430  SH         Sole     None   119,430
HILLTOP HOLDINGS INC        COM              432748101     494       47,935  SH         Sole     None    47,935
HOST HOTELS & RESORTS INC   COM              44107P104   3,180      232,989  SH         Sole     None   232,989
HOVNANIAN ENTERPRISES INC   CLA              442487203     548      100,000      PUT    Sole     None   100,000
ISHARES TR                  DJ US REAL EST   464287739   3,798       62,471  SH         Sole     None    62,471
MERITAGE HOMES CORP         COM              59001A102   1,320       87,000  SH         Sole     None    87,000
MICROSOFT CORP              COM              594918104   2,751      100,000  SH         Sole     None   100,000
MOBILE MINI INC             COM              60740F105   2,397      119,835  SH         Sole     None   119,835
ORACLE CORP                 COM              68389X105   2,662      126,785  SH         Sole     None   126,785
RYLAND GROUP INC            COM              783764103   2,116       97,000  SH         Sole     None    97,000
SUNRISE SENIOR LIVING INC   COM              86768K106   1,380       61,387  SH         Sole     None    61,387
TD AMERITRADE HLDG CORP     COM              87236Y108   1,982      109,551  SH         Sole     None   109,551




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